UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2011 (Unaudited)

DWS Select Alternative Allocation Fund
	Shares	Value ($)
Mutual Funds 84.3%
DWS Disciplined Market Neutral Fund "Institutional"	6,937,427	66,391,172
DWS Emerging Markets Equity Fund "Institutional"	798,777	12,125,435
DWS Enhanced Commodity Strategy Fund "Institutional"	13,293,578	51,180,276
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional"	3,130,321	31,271,906
DWS Floating Rate Fund "Institutional"	6,028,802	54,620,946
DWS Global Inflation Fund "Institutional"	4,519,386	50,617,127
DWS RREEF Global Infrastructure Fund "Institutional"	3,745,185	40,110,931
DWS RREEF Global Real Estate Securities Fund "Institutional"	4,077,816	28,381,602

Total Mutual Funds (Cost $317,276,865)		334,699,395
Exchange-Traded Funds 15.0%
iShares S&P U.S. Preferred Stock Index Fund	218,274	7,844,767
SPDR Barclays Capital Convertible Securities Fund	215,884	7,970,437
SPDR Barclays Capital International Treasury Bond	402,120	23,781,377
Vanguard FTSE All World ex-U.S. Small-Cap Fund	97,899	8,157,924
WisdomTree Emerging Markets Local Debt Fund	240,497	11,856,502

Total Exchange-Traded Funds (Cost $60,999,557)		59,611,007
Cash Equivalents 2.3%
Central Cash Management Fund, 0.13% (a) (Cost $9,129,049)	9,129,049	9,129,049

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $387,405,471) †	101.6	403,439,451
Other Assets and Liabilities, Net	(1.6)	(6,164,613)

Net Assets	100.0	397,274,838

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $388,401,622.  At November 30, 2011, net unrealized appreciation  for all securities based on tax cost was $15,037,829.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,214,635 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,176,806.

(a) The rate shown is the annualized seven-day yield at period end.
FTSE: Financial Times and the London Stock Exchange
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Mutual Funds	$334,699,395	$—	$—	$334,699,395
Exchange-Traded Funds	59,611,007	—	—	59,611,007
Short-Term Investments	9,129,049	—	—	9,129,049
Total	$403,439,451	$—	$—	$403,439,451

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended November 30, 2011.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Select Alternative Allocation Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 20, 2012